Fair Value - Additional Information (Detail) (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	$ 0	$ 0	$ 0